SCHEDULE OF SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Ordinary shares subject to possible redemption	$ 72,565,394	$ 67,813,020	$ 67,813,020
Offering costs allocated ordinary shares subject to redemption	(24,938,789)			$ (4,755,805)
Remeasurement of ordinary shares subject to redemption	958,258	$ 759,647	4,752,374	7,624,825
Remeasurement of ordinary shares subject to redemption	(268,645)
Ordinary shares subject to possible redemption	48,316,218		72,565,394	67,813,020
Gross proceeds				66,000,000
Proceeds allocated to public rights				(1,056,000)
Remeasurement of ordinary shares subject to redemption			4,752,374	7,624,825
Ordinary shares subject to possible redemption	$ 48,316,218		$ 72,565,394	$ 67,813,020